Business Segments - Segment Information (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Ownership interest percentage	100.00%
Southeast Texas [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage		100.00%
Affiliated Entity [Member] | Eagle Ford System [Member]
Segment Reporting Information [Line Items]
Ownership interest percentage	80.00%	80.00%